Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We generally seek to address cybersecurity risks by implementing security measures on our internal computer systems. These security measures include firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are periodically evaluated by our Chief Information Officer (“CIO”). Our CIO, who holds over 25 years of experience in information technology is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.

Our management has primary responsibility for our overall cybersecurity risk management and supervises our internal information technology personnel. Our management is responsible for assessing and managing our material risks from cybersecurity threats. The risk assessment occurs on an ongoing basis, or as business needs change, and covers identification of risks that could act against the company's objectives as well as specific risks related to a compromise to the security of data.

Our board of directors recognizes the critical importance of maintaining the availability of our data and computer systems which is essential to maintaining the trust and confidence of our business partners and employees. Our audit committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to our company, including risks from third parties and business partners. Our audit committee meets with management and our CIO from time to time to discuss our policies and the implementation of security measures.

As of the date of this report, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Part I, Item 3.D. “Risk Factors- Breaches of network or information technology security, natural disasters or terrorist attacks could have an adverse effect on our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The risk assessment occurs on an ongoing basis, or as business needs change, and covers identification of risks that could act against the company's objectives as well as specific risks related to a compromise to the security of data.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
As of the date of this report, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Part I, Item 3.D. “Risk Factors- Breaches of network or information technology security, natural disasters or terrorist attacks could have an adverse effect on our business.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to our company, including risks from third parties and business partners. Our audit committee meets with management and our CIO from time to time to discuss our policies and the implementation of security measures.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CIO, who holds over 25 years of experience in information technology is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our management has primary responsibility for our overall cybersecurity risk management and supervises our internal information technology personnel. Our management is responsible for assessing and managing our material risks from cybersecurity threats. The risk assessment occurs on an ongoing basis, or as business needs change, and covers identification of risks that could act against the company's objectives as well as specific risks related to a compromise to the security of data.

Our board of directors recognizes the critical importance of maintaining the availability of our data and computer systems which is essential to maintaining the trust and confidence of our business partners and employees. Our audit committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to our company, including risks from third parties and business partners. Our audit committee meets with management and our CIO from time to time to discuss our policies and the implementation of security measures.